Non-Controlling Interest in Consolidated Subsidiaries - Summarized Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 10,118		$ 172,579		$ 201,269
Total non-current assets	24,310		464,962		483,579
Total current liabilities	5,953		136,534		118,413
Total non-current liabilities	13,033		175,256		259,248
Consolidated revenues	24,782	$ 492,966	506,711	$ 469,744
Consolidated net (loss) income for continuing operations	188	3,756	28,048	29,713
Consolidated net income from discontinued operations				3,366
Consolidated comprehensive income for continuing operations	(176)	(3,458)	12,285	4,540
Consolidated comprehensive income from discontinued operations				4,804
Net cash flow generated from operating activities for continuing operations	2,673	53,173	61,638	46,930
Net cash flow generated from operating activities from discontinued operations				654
Net cash flows from (used in) investing activities, continuing operations	(1,579)	(31,367)	(14,131)	(57,178)
Net cash flow used in investing activities from discontinued operations				(962)
Net cash flows from (used in) financing activities, continuing operations	$ 983	19,575	(38,434)	(23,011)
Net cash flow used in financing activities from discontinued operations				$ (37)
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets			56,796		72,440
Total non-current assets			201,043		190,626
Total current liabilities			51,010		42,845
Total non-current liabilities			77,144		$ 97,764
Consolidated revenues		183,615	194,471
Consolidated net (loss) income for continuing operations		10,368	12,630
Consolidated comprehensive income for continuing operations		3,050	5,489
Net cash flow generated from operating activities for continuing operations		35,147	31,289
Net cash flows from (used in) investing activities, continuing operations		(10,508)	(10,744)
Net cash flows from (used in) financing activities, continuing operations		$ 417	$ (22,794)